SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES - Narratives (Details) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2024 GBP (£) Vote / shares £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of classes of share capital [line items]
Equity	£ 16,707	£ 16,729	£ 16,567	£ 16,457
Share capital	£ 91	£ 92
Increase (decrease) in number of shares | shares	(102,272,727)
Number of shares outstanding | shares	9,132,301,104	9,234,573,831
Par value per share | £ / shares	£ 0.01	£ 0.01
Share capital
Disclosure of classes of share capital [line items]
Equity	£ 91	£ 92	£ 92	£ 92
Ordinary shares
Disclosure of classes of share capital [line items]
Votes per share | Vote / shares	1